Segmented information	3 Months Ended
Mar. 31, 2021
Segmented information
Segmented information

17.Segmented information

The Company operates in two reportable business segments

The two reportable business segments offer different products, require different production processes, and are based on how the financial information is produced internally for the purposes of making operating decisions. The following summary describes the operations of each of the Company’s reportable business segments:

•	Electric Vehicles – development and manufacture of electric vehicles for mass markets; and
•	Custom built vehicles – development and manufacture of high-end custom-built vehicles.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Three months ended March 31, 2021		Three months ended March 31, 2020
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$183,589	$—	$86,856
Gross profit	—	(32,017)	—	(37,387)
Operating expenses	(8,850,480)	(51,864)	(5,054,548)	(47,527)
Other items	8,756,601	(2,904)	3,715,500	(17,823)
Current income tax recovery	—	—	(800)	—
Deferred income tax recovery	—	—	—	23,756
Net loss/(income)	(93,879)	(86,785)	(1,339,848)	(78,981)

	March 31, 2021		March 31, 2020
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Inventory	$308,230	$295,003	$218,657	$328,022
Plant and equipment	10,225,626	268,427	6,558,466	279,813